REVENUE - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 9,300	$ 10,300
Maximum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,100	1,100
Maximum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	977	1,000
Minimum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	983	964
Minimum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 13	$ 8